Other operating income (Tables)	6 Months Ended
Jun. 30, 2022
Other operating income
Summary of analysis of the Group's other operating income

	6 months ended	6 months ended
	June 30,	June 30,
	2022	2021
	£ 000	£ 000
Government grants	1,214	8,999
R&D tax credit	2,193	687
	3,407	9,686